Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of derivative instruments
Notional amount	SFr 20,457.4	SFr 26,331.0
Positive replacement value (PRV)	115.8	128.5
Negative replacement value (NRV)	SFr 117.3	132.6
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	1 year
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 20,330.1	26,202.5
Positive replacement value (PRV)	115.2	128.3
Negative replacement value (NRV)	117.1	132.3
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	17,134.0	23,022.8
Positive replacement value (PRV)	68.3	69.9
Negative replacement value (NRV)	65.9	66.5
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	6,226.5	7,477.7
Positive replacement value (PRV)	0.9	3.6
Negative replacement value (NRV)	0.9	3.7
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	9,184.5	13,149.6
Positive replacement value (PRV)	50.8	49.0
Negative replacement value (NRV)	48.4	45.4
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,355.4	2,027.6
Positive replacement value (PRV)	16.3	17.0
Negative replacement value (NRV)	16.4	17.1
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	264.2	256.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	103.4	111.1
Positive replacement value (PRV)	0.3	0.3
Negative replacement value (NRV)	0.2	0.3
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,743.0	1,906.1
Positive replacement value (PRV)	21.9	27.8
Negative replacement value (NRV)	26.3	32.2
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,073.5	1,124.5
Positive replacement value (PRV)	8.0	9.5
Negative replacement value (NRV)	9.1	10.5
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	389.5	456.6
Positive replacement value (PRV)	10.9	14.4
Negative replacement value (NRV)	13.7	17.4
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	270.8	313.0
Positive replacement value (PRV)	3.0	3.9
Negative replacement value (NRV)	3.5	4.3
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	9.1	10.7
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.1	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	538.1	469.4
Positive replacement value (PRV)	6.2	5.4
Negative replacement value (NRV)	7.2	6.6
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	858.2	761.8
Positive replacement value (PRV)	17.4	23.5
Negative replacement value (NRV)	17.0	26.2
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.0	0.7
Positive replacement value (PRV)	0.0	0.2
Negative replacement value (NRV)	0.0	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	175.2	152.9
Positive replacement value (PRV)	4.3	4.1
Negative replacement value (NRV)	4.6	5.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	213.6	212.3
Positive replacement value (PRV)	7.7	7.3
Negative replacement value (NRV)	7.3	6.7
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	41.2	39.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	427.2	356.7
Positive replacement value (PRV)	5.4	11.9
Negative replacement value (NRV)	5.1	14.4
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	56.8	42.4
Positive replacement value (PRV)	1.4	1.7
Negative replacement value (NRV)	0.7	0.8
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	13.2	8.2
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	11.6	13.5
Positive replacement value (PRV)	1.0	1.5
Negative replacement value (NRV)	0.5	0.6
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	15.5	9.5
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	14.8	9.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.7	1.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	127.3	128.5
Positive replacement value (PRV)	0.6	0.2
Negative replacement value (NRV)	0.2	0.3
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	113.2	116.5
Positive replacement value (PRV)	0.5	0.1
Negative replacement value (NRV)	0.1	0.2
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	113.2	116.5
Positive replacement value (PRV)	0.5	0.1
Negative replacement value (NRV)	0.1	0.2
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	14.1	12.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	14.1	12.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0